Commitments & Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies	COMMITMENTS & CONTINGENCIES
Commitments
The company’s extended lines of credit to third-party entities include unused amounts of $1.7 billion and $1.6 billion at December 31, 2025 and 2024, respectively. A portion of these amounts was available to the company’s business partners to support their working capital needs. In addition, the company has committed to provide future financing to its clients in connection with client purchase agreements for $1.9 billion and $2.2 billion at December 31, 2025 and 2024, respectively. The company collectively evaluates the allowance for these arrangements using a provision methodology consistent with the portfolio of the commitments. Refer to note A, “Significant Accounting Policies,” for additional information. The allowance for these commitments is recorded in other liabilities in the Consolidated Balance Sheet and was not material at December 31, 2025 and 2024.
The company has applied the guidance requiring a guarantor to disclose certain types of guarantees, even if the likelihood of requiring the guarantor’s performance is remote. The following is a description of arrangements in which the company is the guarantor.
The company is a party to a variety of agreements pursuant to which it may be obligated to indemnify the other party with respect to certain matters. Typically, these obligations arise in the context of contracts entered into by the company, under which the company customarily agrees to hold the party harmless against losses arising from a breach of representations and covenants related to such matters as title to the assets sold, certain IP rights, specified environmental matters, third-party performance of nonfinancial contractual obligations and certain income taxes. In each of these circumstances, payment by the company is conditioned on the other party making a claim pursuant to the procedures specified in the particular contract, the procedures of which typically allow the company to challenge the other party’s claims. While indemnification provisions typically do not include a contractual maximum on the company’s payment, the company’s obligations under these agreements may be limited in terms of time and/or nature of claim, and in some instances, the company may have recourse against third parties for certain payments made by the company.
It is not possible to predict the maximum potential amount of future payments under these or similar agreements due to the conditional nature of the company’s obligations and the unique facts and circumstances involved in each particular agreement. Historically, payments made by the company under these agreements have not had a material effect on the company’s business, financial condition or results of operations.
In addition, the company guarantees certain loans and financial commitments. The maximum potential future payment under these financial guarantees and the fair value of these guarantees recognized in the Consolidated Balance Sheet at December 31, 2025 and 2024 was not material.
Changes in the company’s warranty liability for standard warranties, which are included in other accrued expenses and liabilities and other liabilities in the Consolidated Balance Sheet, are presented in the following table. The company's extended warranty liability, which is included in deferred income in the Consolidated Balance Sheet, was not material for the periods presented.
Standard Warranty Liability

($ in millions)
	2025	2024
Balance at January 1	$76	$65
Current period accruals	85	82
Accrual adjustments to reflect experience	19	9
Charges incurred	(84)	(81)
Balance at December 31	$95	$76
Contingencies
As a company with a substantial employee population and with clients in more than 175 countries, IBM is involved, either as plaintiff or defendant, in a variety of ongoing claims, demands, suits, investigations, tax matters and proceedings that arise from time to time in the ordinary course of its business. The company is a leader in the information technology industry and, as such, has been and will continue to be subject to claims challenging its IP rights and associated products and offerings, including claims of copyright and patent infringement and violations of trade secrets and other IP rights. In addition, the company enforces its own IP against infringement, through license negotiations, lawsuits or otherwise. Further, given the rapidly evolving external landscape of cybersecurity, AI, privacy and data protection laws, regulations and threat actors, the company and its clients have been and will continue to be subject to actions or proceedings in various jurisdictions. Also, as is typical for companies of IBM’s scope and scale, the company is party to actions and proceedings in various jurisdictions involving a wide range of labor and employment issues (including matters related to contested employment decisions, country-specific labor and employment laws, and the company’s pension, retirement and other benefit plans), as well as actions with respect to contracts, product liability, cybersecurity, data privacy, securities, foreign operations, competition law and environmental matters. These actions may be commenced by a number of different parties, including competitors, clients, current or former employees, government and regulatory agencies, stockholders and representatives of the locations in which the company does business. Some of the actions to which the company is party may involve particularly complex technical issues, and some actions may raise novel questions under the laws of the various jurisdictions in which these matters arise.
The company records a provision with respect to a claim, suit, investigation or proceeding when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any recorded liabilities, including any changes to such liabilities for the years ended December 31, 2025, 2024 and 2023 were not material to the Consolidated Financial Statements.
In accordance with the relevant accounting guidance, the company provides disclosures of matters for which the likelihood of material loss is at least reasonably possible. In addition, the company also discloses matters based on its consideration of other matters and qualitative factors, including the experience of other companies in the industry, and investor, customer and employee relations considerations.
With respect to certain of the claims, suits, investigations and proceedings discussed herein, the company believes at this time that the likelihood of any material loss is remote, given, for example, the procedural status, court rulings, and/or the strength of the company’s defenses in those matters. With respect to the remaining claims, suits, investigations and proceedings discussed in this note, except as specifically discussed herein, the company is unable to provide estimates of reasonably possible losses or range of losses, including losses in excess of amounts accrued, if any, for the following reasons. Claims, suits, investigations and proceedings are inherently uncertain, and it is not possible to predict the ultimate outcome of these matters. It is the company’s experience that damage amounts claimed in litigation against it are unreliable and unrelated to possible outcomes, and as such are not meaningful indicators of the company’s potential liability. Further, the company is unable to provide such an estimate due to a number of other factors with respect to these claims, suits, investigations and proceedings, including considerations of the procedural status of the matter in question, the presence of complex or novel legal theories, and/or the ongoing discovery and development of information important to the matters. The company reviews claims, suits, investigations and proceedings at least quarterly, and decisions are made with respect to recording or adjusting provisions and disclosing reasonably possible losses or range of losses (individually or in the aggregate), to reflect the impact and status of settlement discussions, discovery, procedural and substantive rulings, reviews by counsel and other information pertinent to a particular matter.
Whether any losses, damages or remedies finally determined in any claim, suit, investigation or proceeding could reasonably have a material effect on the company’s business, financial condition, results of operations or cash flows will depend on a number of variables, including: the timing and amount of such losses or damages; the structure and type of any such remedies; the significance of the impact any such losses, damages or remedies may have in the Consolidated Financial Statements; and the unique facts and circumstances of the particular matter that may give rise to additional factors. While the company will continue to defend itself vigorously, it is possible that the company’s business, financial condition, results of operations or cash flows could be affected in any particular period by the resolution of one or more of these matters.
The following is a summary of the more significant legal matters involving the company.
On June 2, 2022, a putative class action lawsuit was filed in the United States District Court for the Southern District of New York alleging that the IBM Pension Plan miscalculated certain joint and survivor annuity pension benefits by using outdated actuarial tables in violation of the Employee Retirement Income Security Act of 1974. IBM, the Plan Administrator Committee, and the IBM Pension Plan are named as defendants. On April 4, 2024, the court dismissed the lawsuit with prejudice. On April 3, 2025, the Second Circuit vacated and remanded the district court’s decision to allow for discovery on statute of limitations. The parties settled the matter, and the case was dismissed with prejudice on December 11, 2025, with no material financial impact to IBM.
The company is party to, or otherwise involved in, proceedings brought by U.S. federal or state environmental agencies under the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA), known as “Superfund,” or laws similar to CERCLA. Such statutes require potentially responsible parties to participate in remediation activities regardless of fault or ownership of sites. The company is also conducting environmental investigations, assessments or remediations at or in the vicinity of several current or former operating sites globally pursuant to permits, administrative orders or agreements with country, state or local environmental agencies, and is involved in lawsuits and claims concerning certain current or former operating sites.